Argentina's Hyperinflationary Economy (Tables)	12 Months Ended
Dec. 31, 2018
Hyperinflationary Reporting [Abstract]
Hyperinflationary general price index

The general price indices used at the close of the reporting periods are as follows:

General price index
Historical inflation accumulated up to December 31, 2017	652.29%
From January to December 2018	47.83%

Effects of hyperinflation on Consolidated Statements of Financial Position and Comprehensive Income

	Initial balance as of 01-01-2018	Hyperinflation effects during period	Translation difference	Final hyperinflation balance as of 12-31-2018
ASSETS	ThUS$	ThUS$	ThUS$	ThUS$

Current inventories	5,861	2,099	(2,886)	5,074

TOTAL CURRENT ASSETS	5,861	2,099	(2,886)	5,074

Investments accounted for using the equity method	512	128	(252)	388
Intangible assets other than goodwill	8,163	4,042	(4,020)	8,185
Goodwill	29,432	8,495	(14,492)	23,435
Property, plant and equipment	1,219,598	556,270	(600,494)	1,175,374

TOTAL NON-CURRENT ASSETS	1,257,705	568,935	(619,258)	1,207,382

TOTAL ASSETS	1,263,566	571,034	(622,144)	1,212,456

LIABILITIES

Deferred tax liabilities	302,459	111,518	(148,930)	265,047

TOTAL NON-CURRENT LIABILITIES	302,459	111,518	(148,930)	265,047

TOTAL LIABILITIES	302,459	111,518	(148,930)	265,047

EQUITY
Equity attributable to the owners of the parent	668,693	324,542	(329,230)	664,005

Non-controlling interests	292,414	134,974	(143,984)	283,404

TOTAL EQUITY	961,107	459,516	(473,214)	947,409

TOTAL EQUITY AND LIABILITIES	1,263,566	571,034	(622,144)	1,212,456

	Effect of IAS 29	Effect of IAS 21	Total Adjustments
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME Profit (loss)	ThUS$ (I)	ThUS$ (II)	ThUS$ (III)
Revenues	279,128	(425,640)	(146,512)
Other operating income	3,436	(8,489)	(5,053)
Revenues and Other Operating Income	282,564	(434,129)	(151,565)

Raw materials and consumables used	(136,703)	222,594	85,891
Contribution margin	145,861	(211,535)	(65,674)

Other work performed by the entity and capitalized	9,092	(15,909)	(6,817)
Employee benefits expenses	(48,709)	76,287	27,578
Depreciation and amortization expense	(133,813)	14,060	(119,753)
Reversal of impairment losses recognized in the period's profit or loss	63,256	18,621	81,877
Other expenses	(27,213)	39,638	12,425
Operating loss	8,474	(78,838)	(70,364)

Other gains (losses)	5	(24)	(19)
Financial income	13,292	(33,256)	(19,964)
Financial costs	(33,526)	68,025	34,499
Share in profits (losses) of associates and joint ventures accounted for under the equity method	259	(616)	(357)
Foreign currency exchange differences	(200)	(37,573)	(37,773)
Gains (losses) from indexed assets and liabilities	270,380	-	270,380

Income (loss) before taxes	258,684	(82,282)	176,402
Income tax expenses, continuing operations	(117,301)	30,386	(86,915)
Income (loss) from continuing operations	141,383	(51,896)	89,487
NET INCOME (LOSS)	141,383	(51,896)	89,487
Net income (loss) attributable to:
The owners of the parent	119,402	(23,364)	96,038
Non-controlling interests	21,981	(28,532)	(6,551)
NET INCOME (LOSS)	141,383	(51,896)	89,487

i)

Corresponds to the profit or loss arising from the net position of monetary assets and liabilities, as defined by IAS 29. This profit or loss is determined by restating non-monetary assets and liabilities, as well as those income statement accounts that have not already been updated.

ii)

Corresponds to the difference that arises from translating the profit or loss of the Argentine subsidiaries using the closing exchange rate, as defined by IAS 21 with respect to hyper-inflationary economies, as opposed to the average exchange rate, which is the methodology previously applied to Argentine companies and to the rest of the subsidiaries of Enel Américas operating in other countries in the region (non-hyper-inflationary economies).

iii)	Sum of (i) + (ii).